Shareholder Report	3 Months Ended	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Mutual Fund & Variable Insurance Trust
Entity Central Index Key		0000810695
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000016090
Shareholder Report [Line Items]
Fund Name		Rational Dynamic Brands Fund
Class Name		Class A
Trading Symbol		HSUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.47%

Expenses Paid, Amount		$ 166
Expense Ratio, Percent		1.47%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Dynamic Brands Fund	Rational Dynamic Brands Fund - with load	S&P 500® Index	MSCI ACWI Gross (USD)
12/31/14	$10,000	$9,525	$10,000	$10,000
12/31/15	$9,179	$8,742	$10,138	$9,816
12/31/16	$9,813	$9,346	$11,351	$10,649
12/31/17	$11,215	$10,683	$13,829	$13,271
12/31/18	$11,286	$10,750	$13,223	$12,086
12/31/19	$14,302	$13,622	$17,386	$15,385
12/31/20	$20,725	$19,741	$20,585	$17,973
12/31/21	$23,749	$22,621	$26,494	$21,395
12/31/22	$15,299	$14,572	$21,696	$17,552
12/31/23	$21,741	$20,708	$27,399	$21,556
12/31/24	$27,381	$26,080	$34,254	$25,439

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund
Without Load	25.94%	13.87%	10.60%
With Load	19.96%	12.77%	10.06%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,920,891	$ 76,920,891	$ 76,920,891
Holdings Count | Holding	23	23	23
Advisory Fees Paid, Amount		$ 545,891
InvestmentCompanyPortfolioTurnover		340.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,920,891 Number of Portfolio Holdings23 Advisory Fee $545,891 Portfolio Turnover340%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000135444
Shareholder Report [Line Items]
Fund Name		Rational Dynamic Brands Fund
Class Name		Class C
Trading Symbol		HSUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.16%

Expenses Paid, Amount		$ 243
Expense Ratio, Percent		2.16%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Dynamic Brands Fund	MSCI ACWI Gross (USD)	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,144	$9,816	$10,138
Dec-2016	$9,709	$10,649	$11,351
Dec-2017	$11,071	$13,271	$13,829
Dec-2018	$11,069	$12,086	$13,223
Dec-2019	$13,896	$15,385	$17,386
Dec-2020	$19,983	$17,973	$20,585
Dec-2021	$22,750	$21,395	$26,494
Dec-2022	$14,556	$17,552	$21,696
Dec-2023	$20,534	$21,556	$27,399
Dec-2024	$25,677	$25,439	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	25.05%	13.07%	9.89%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,920,891	$ 76,920,891	$ 76,920,891
Holdings Count | Holding	23	23	23
Advisory Fees Paid, Amount		$ 545,891
InvestmentCompanyPortfolioTurnover		340.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,920,891 Number of Portfolio Holdings23 Advisory Fee $545,891 Portfolio Turnover340%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000016092
Shareholder Report [Line Items]
Fund Name		Rational Dynamic Brands Fund
Class Name		Institutional
Trading Symbol		HSUTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$136	1.20%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.20%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Dynamic Brands Fund	MSCI ACWI Gross (USD)	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,218	$9,816	$10,138
Dec-2016	$9,883	$10,649	$11,351
Dec-2017	$11,332	$13,271	$13,829
Dec-2018	$11,413	$12,086	$13,223
Dec-2019	$14,498	$15,385	$17,386
Dec-2020	$21,062	$17,973	$20,585
Dec-2021	$24,214	$21,395	$26,494
Dec-2022	$15,639	$17,552	$21,696
Dec-2023	$22,285	$21,556	$27,399
Dec-2024	$28,137	$25,439	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	26.26%	14.18%	10.90%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,920,891	$ 76,920,891	$ 76,920,891
Holdings Count | Holding	23	23	23
Advisory Fees Paid, Amount		$ 545,891
InvestmentCompanyPortfolioTurnover		340.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,920,891 Number of Portfolio Holdings23 Advisory Fee $545,891 Portfolio Turnover340%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000016036
Shareholder Report [Line Items]
Fund Name		Rational Equity Armor Fund
Class Name		Class A
Trading Symbol		HDCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.81%

Expenses Paid, Amount		$ 196
Expense Ratio, Percent		1.81%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Equity Armor Fund	Rational Equity Armor Fund - with load	S&P 500® Index	S&P 500® Value Index
12/31/14	$10,000	$9,524	$10,000	$10,000
12/31/15	$9,640	$9,182	$10,138	$9,687
12/31/16	$10,208	$9,722	$11,351	$11,372
12/31/17	$9,980	$9,505	$13,829	$13,119
12/31/18	$8,760	$8,344	$13,223	$11,944
12/31/19	$9,727	$9,264	$17,386	$15,758
12/31/20	$11,258	$10,722	$20,585	$15,972
12/31/21	$12,846	$12,235	$26,494	$19,949
12/31/22	$11,451	$10,906	$21,696	$18,907
12/31/23	$11,751	$11,192	$27,399	$23,110
12/31/24	$13,695	$13,043	$34,254	$25,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund
Without Load	16.54%	7.08%	3.19%
With Load	10.97%	6.03%	2.69%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,787,968	$ 34,787,968	$ 34,787,968
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 255,154
InvestmentCompanyPortfolioTurnover		270.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,787,968 Number of Portfolio Holdings45 Advisory Fee $255,154 Portfolio Turnover270%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Exchange-Traded Funds	27.1%
Money Market Funds	2.5%
Purchased Options	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000135443
Shareholder Report [Line Items]
Fund Name		Rational Equity Armor Fund
Class Name		Class C
Trading Symbol		HDCEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$272	2.52%

Expenses Paid, Amount		$ 272
Expense Ratio, Percent		2.52%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,592	$10,138	$9,687
Dec-2016	$10,104	$11,351	$11,372
Dec-2017	$9,833	$13,829	$13,119
Dec-2018	$8,589	$13,223	$11,944
Dec-2019	$9,439	$17,386	$15,758
Dec-2020	$10,843	$20,585	$15,972
Dec-2021	$12,296	$26,494	$19,949
Dec-2022	$10,881	$21,696	$18,907
Dec-2023	$11,087	$27,399	$23,110
Dec-2024	$12,839	$34,254	$25,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	15.80%	6.35%	2.53%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,787,968	$ 34,787,968	$ 34,787,968
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 255,154
InvestmentCompanyPortfolioTurnover		270.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,787,968 Number of Portfolio Holdings45 Advisory Fee $255,154 Portfolio Turnover270%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Exchange-Traded Funds	27.1%
Money Market Funds	2.5%
Purchased Options	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000016038
Shareholder Report [Line Items]
Fund Name		Rational Equity Armor Fund
Class Name		Institutional
Trading Symbol		HDCTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$169	1.56%

Expenses Paid, Amount		$ 169
Expense Ratio, Percent		1.56%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,675	$10,138	$9,687
Dec-2016	$10,270	$11,351	$11,372
Dec-2017	$10,066	$13,829	$13,119
Dec-2018	$8,861	$13,223	$11,944
Dec-2019	$9,865	$17,386	$15,758
Dec-2020	$11,429	$20,585	$15,972
Dec-2021	$13,088	$26,494	$19,949
Dec-2022	$11,690	$21,696	$18,907
Dec-2023	$12,034	$27,399	$23,110
Dec-2024	$14,062	$34,254	$25,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	16.85%	7.35%	3.47%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 34,787,968	$ 34,787,968	$ 34,787,968
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 255,154
InvestmentCompanyPortfolioTurnover		270.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$34,787,968 Number of Portfolio Holdings45 Advisory Fee $255,154 Portfolio Turnover270%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Exchange-Traded Funds	27.1%
Money Market Funds	2.5%
Purchased Options	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000212570
Shareholder Report [Line Items]
Fund Name		Rational Special Situations Income Fund
Class Name		Class A
Trading Symbol		RFXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$209	2.00%

Expenses Paid, Amount		$ 209
Expense Ratio, Percent		2.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Special Situations Income Fund	Rational Special Situations Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/14	$10,000	$9,526	$10,000	$10,000
12/31/15	$10,358	$9,868	$10,055	$10,151
12/31/16	$10,761	$10,251	$10,321	$10,321
12/31/17	$12,443	$11,854	$10,687	$10,576
12/31/18	$13,811	$13,157	$10,688	$10,681
12/31/19	$14,886	$14,180	$11,620	$11,359
12/31/20	$15,273	$14,549	$12,492	$11,799
12/31/21	$16,036	$15,276	$12,299	$11,676
12/31/22	$15,860	$15,109	$10,699	$10,297
12/31/23	$16,476	$15,695	$11,291	$10,817
12/31/24	$17,906	$17,058	$11,432	$10,946

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund
Without Load	8.68%	3.76%	6.00%
With Load	3.54%	2.76%	5.49%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	1.20%	-0.74%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 997,890,314	$ 997,890,314	$ 997,890,314
Holdings Count | Holding	867	867	867
Advisory Fees Paid, Amount		$ 12,368,973
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$997,890,314 Number of Portfolio Holdings867 Advisory Fee (net of waivers)$12,368,973 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	75.7%
Corporate Bonds	17.0%
Money Market Funds	6.9%
Preferred Stocks	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000212571
Shareholder Report [Line Items]
Fund Name		Rational Special Situations Income Fund
Class Name		Class C
Trading Symbol		RFXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$287	2.76%

Expenses Paid, Amount		$ 287
Expense Ratio, Percent		2.76%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,290	$10,055	$10,151
Dec-2016	$10,601	$10,321	$10,321
Dec-2017	$12,171	$10,687	$10,576
Dec-2018	$13,409	$10,688	$10,681
Dec-2019	$14,346	$11,620	$11,359
Dec-2020	$14,607	$12,492	$11,799
Dec-2021	$15,223	$12,299	$11,676
Dec-2022	$14,951	$10,699	$10,297
Dec-2023	$15,409	$11,291	$10,817
Dec-2024	$16,618	$11,432	$10,946

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	7.85%	2.98%	5.21%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	1.20%	-0.74%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 997,890,314	$ 997,890,314	$ 997,890,314
Holdings Count | Holding	867	867	867
Advisory Fees Paid, Amount		$ 12,368,973
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$997,890,314 Number of Portfolio Holdings867 Advisory Fee (net of waivers)$12,368,973 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	75.7%
Corporate Bonds	17.0%
Money Market Funds	6.9%
Preferred Stocks	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000212569
Shareholder Report [Line Items]
Fund Name		Rational Special Situations Income Fund
Class Name		Institutional
Trading Symbol		RFXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$184	1.76%

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.76%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,387	$10,055	$10,151
Dec-2016	$10,811	$10,321	$10,321
Dec-2017	$12,535	$10,687	$10,576
Dec-2018	$13,949	$10,688	$10,681
Dec-2019	$15,081	$11,620	$11,359
Dec-2020	$15,508	$12,492	$11,799
Dec-2021	$16,330	$12,299	$11,676
Dec-2022	$16,191	$10,699	$10,297
Dec-2023	$16,852	$11,291	$10,817
Dec-2024	$18,360	$11,432	$10,946

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	8.95%	4.01%	6.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	1.20%	-0.74%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 997,890,314	$ 997,890,314	$ 997,890,314
Holdings Count | Holding	867	867	867
Advisory Fees Paid, Amount		$ 12,368,973
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$997,890,314 Number of Portfolio Holdings867 Advisory Fee (net of waivers)$12,368,973 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	75.7%
Corporate Bonds	17.0%
Money Market Funds	6.9%
Preferred Stocks	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000078667
Shareholder Report [Line Items]
Fund Name		Rational Strategic Allocation Fund
Class Name		Class A
Trading Symbol		RHSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.71%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Strategic Allocation Fund	Rational Strategic Allocation Fund - with load	S&P 500® Index
12/31/14	$10,000	$9,522	$10,000
12/31/15	$9,813	$9,344	$10,138
12/31/16	$10,613	$10,106	$11,351
12/31/17	$11,846	$11,280	$13,829
12/31/18	$11,485	$10,936	$13,223
12/31/19	$12,919	$12,302	$17,386
12/31/20	$12,477	$11,881	$20,585
12/31/21	$16,665	$15,869	$26,494
12/31/22	$11,993	$11,420	$21,696
12/31/23	$14,841	$14,132	$27,399
12/31/24	$16,959	$16,149	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Strategic Allocation Fund
Without Load	14.27%	5.59%	5.42%
With Load	8.87%	4.57%	4.91%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,492,225	$ 10,492,225	$ 10,492,225
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,492,225 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$0 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Open End Funds	94.1%
U.S. Government & Agencies	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000169251
Shareholder Report [Line Items]
Fund Name		Rational Strategic Allocation Fund
Class Name		Class C
Trading Symbol		RHSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.46%

Expenses Paid, Amount		$ 156
Expense Ratio, Percent		1.46%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,456	$10,810
Dec-2017	$11,585	$13,170
Dec-2018	$11,142	$12,593
Dec-2019	$12,436	$16,558
Dec-2020	$11,922	$19,604
Dec-2021	$15,809	$25,232
Dec-2022	$11,295	$20,662
Dec-2023	$13,887	$26,094
Dec-2024	$15,757	$32,622

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	13.47%	4.85%	5.44%
S&P 500® Index	25.02%	14.53%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			May 31, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,492,225	$ 10,492,225	$ 10,492,225
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,492,225 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$0 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Open End Funds	94.1%
U.S. Government & Agencies	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000169252
Shareholder Report [Line Items]
Fund Name		Rational Strategic Allocation Fund
Class Name		Institutional
Trading Symbol		RHSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.46%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.46%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,511	$10,810
Dec-2017	$11,766	$13,170
Dec-2018	$11,436	$12,593
Dec-2019	$12,882	$16,558
Dec-2020	$12,471	$19,604
Dec-2021	$16,704	$25,232
Dec-2022	$12,050	$20,662
Dec-2023	$14,947	$26,094
Dec-2024	$17,136	$32,622

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	14.64%	5.87%	6.47%
S&P 500® Index	25.02%	14.53%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			May 31, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,492,225	$ 10,492,225	$ 10,492,225
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,492,225 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$0 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Open End Funds	94.1%
U.S. Government & Agencies	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000047568
Shareholder Report [Line Items]
Fund Name		Rational Tactical Return Fund
Class Name		Class A
Trading Symbol		HRSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$228	2.25%

Expenses Paid, Amount		$ 228
Expense Ratio, Percent		2.25%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Tactical Return Fund	Rational Tactical Return Fund - with load	S&P 500® Index
12/31/14	$10,000	$9,523	$10,000
12/31/15	$8,438	$8,035	$10,138
12/31/16	$9,016	$8,586	$11,351
12/31/17	$9,340	$8,894	$13,829
12/31/18	$10,222	$9,735	$13,223
12/31/19	$11,050	$10,523	$17,386
12/31/20	$11,321	$10,781	$20,585
12/31/21	$11,745	$11,185	$26,494
12/31/22	$11,682	$11,125	$21,696
12/31/23	$12,240	$11,656	$27,399
12/31/24	$12,607	$12,005	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Tactical Return Fund
Without Load	3.00%	2.67%	2.34%
With Load	-1.87%	1.68%	1.84%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 68,679,596	$ 68,679,596	$ 68,679,596
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount		$ 1,584,966
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,679,596 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$1,584,966 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000169250
Shareholder Report [Line Items]
Fund Name		Rational Tactical Return Fund
Class Name		Class C
Trading Symbol		HRSFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	3.00%

Expenses Paid, Amount		$ 303
Expense Ratio, Percent		3.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Tactical Return Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,552	$10,810
Dec-2017	$10,870	$13,170
Dec-2018	$11,807	$12,593
Dec-2019	$12,635	$16,558
Dec-2020	$12,859	$19,604
Dec-2021	$13,237	$25,232
Dec-2022	$13,061	$20,662
Dec-2023	$13,580	$26,094
Dec-2024	$13,886	$32,622

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Tactical Return Fund	2.25%	1.91%	3.90%
S&P 500® Index	25.02%	14.53%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			May 31, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 68,679,596	$ 68,679,596	$ 68,679,596
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount		$ 1,584,966
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,679,596 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$1,584,966 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000047570
Shareholder Report [Line Items]
Fund Name		Rational Tactical Return Fund
Class Name		Institutional
Trading Symbol		HRSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$203	2.00%

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		2.00%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Tactical Return Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$8,395	$10,138
Dec-2016	$8,999	$11,351
Dec-2017	$9,313	$13,829
Dec-2018	$10,213	$13,223
Dec-2019	$11,066	$17,386
Dec-2020	$11,359	$20,585
Dec-2021	$11,806	$26,494
Dec-2022	$11,771	$21,696
Dec-2023	$12,366	$27,399
Dec-2024	$12,766	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Tactical Return Fund	3.24%	2.90%	2.47%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 68,679,596	$ 68,679,596	$ 68,679,596
Holdings Count | Holding	7	7	7
Advisory Fees Paid, Amount		$ 1,584,966
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$68,679,596 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$1,584,966 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000216242
Shareholder Report [Line Items]
Fund Name		Rational/Pier 88 Convertible Securities Fund
Class Name		Class A
Trading Symbol		PBXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.24%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.24%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	Rational/Pier 88 Convertible Securities Fund - with load	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
03/01/17	$10,000	$9,527	$10,000	$10,000
12/31/17	$10,701	$10,194	$11,343	$10,323
12/31/18	$10,866	$10,352	$10,845	$10,324
12/31/19	$12,955	$12,342	$14,260	$11,224
12/31/20	$15,154	$14,437	$16,884	$12,066
12/31/21	$16,666	$15,877	$21,730	$11,880
12/31/22	$14,826	$14,125	$17,795	$10,334
12/31/23	$15,231	$14,510	$22,473	$10,906
12/31/24	$16,434	$15,656	$28,095	$11,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund
Without Load	7.90%	4.87%	6.55%
With Load	2.81%	3.85%	5.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%
S&P 500® Index	25.02%	14.53%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Mar. 01, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 204,794,773	$ 204,794,773	$ 204,794,773
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount		$ 994,594
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$204,794,773 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$994,594 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.4%
Convertible Bonds	64.7%
Money Market Funds	5.5%
Preferred Stocks	18.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000216243
Shareholder Report [Line Items]
Fund Name		Rational/Pier 88 Convertible Securities Fund
Class Name		Class C
Trading Symbol		PBXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.99%

Expenses Paid, Amount		$ 206
Expense Ratio, Percent		1.99%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,623	$10,323	$11,343
Dec-2018	$10,711	$10,324	$10,845
Dec-2019	$12,681	$11,224	$14,260
Dec-2020	$14,752	$12,066	$16,884
Dec-2021	$16,096	$11,880	$21,730
Dec-2022	$14,223	$10,334	$17,795
Dec-2023	$14,496	$10,906	$22,473
Dec-2024	$15,537	$11,042	$28,095

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	7.19%	4.15%	5.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%
S&P 500® Index	25.02%	14.53%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Mar. 01, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 204,794,773	$ 204,794,773	$ 204,794,773
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount		$ 994,594
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$204,794,773 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$994,594 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.4%
Convertible Bonds	64.7%
Money Market Funds	5.5%
Preferred Stocks	18.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000216241
Shareholder Report [Line Items]
Fund Name		Rational/Pier 88 Convertible Securities Fund
Class Name		Institutional
Trading Symbol		PBXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.99%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.99%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,718	$10,323	$11,343
Dec-2018	$10,911	$10,324	$10,845
Dec-2019	$13,048	$11,224	$14,260
Dec-2020	$15,277	$12,066	$16,884
Dec-2021	$16,838	$11,880	$21,730
Dec-2022	$15,016	$10,334	$17,795
Dec-2023	$15,509	$10,906	$22,473
Dec-2024	$16,784	$11,042	$28,095

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	8.22%	5.16%	6.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%
S&P 500® Index	25.02%	14.53%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Mar. 01, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 204,794,773	$ 204,794,773	$ 204,794,773
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount		$ 994,594
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$204,794,773 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$994,594 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.4%
Convertible Bonds	64.7%
Money Market Funds	5.5%
Preferred Stocks	18.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

C000172993
Shareholder Report [Line Items]
Fund Name		Return Stacked Balanced Allocation & Systematic Macro Fund
Class Name		Class A
Trading Symbol		RDMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$233	2.22%

Expenses Paid, Amount		$ 233
Expense Ratio, Percent		2.22%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Return Stacked Balanced Allocation & Systematic Macro Fund	Return Stacked Balanced Allocation & Systematic Macro Fund - with load	60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	MSCI ACWI Gross (USD)	S&P 500 Index
09/30/16	$10,000	$9,423	$10,000	$10,000	$10,000
12/31/16	$9,720	$9,159	$9,791	$10,130	$10,382
12/31/17	$10,067	$9,486	$11,500	$12,625	$12,649
12/31/18	$9,279	$8,744	$10,845	$11,497	$12,094
12/31/19	$10,950	$10,318	$12,900	$14,636	$15,903
12/31/20	$10,992	$10,358	$14,755	$17,098	$18,828
12/31/21	$12,199	$11,496	$16,091	$20,353	$24,233
12/31/22	$11,797	$11,117	$13,341	$16,697	$19,844
12/31/23	$11,714	$11,038	$15,445	$20,506	$25,061
12/31/24	$12,844	$12,103	$16,957	$24,200	$31,331

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	9.65%	3.24%	3.08%
With Load*	3.35%	2.03%	2.34%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	9.79%	5.62%	6.62%
MSCI ACWI Gross (USD)	18.01%	10.58%	11.30%
S&P 500 Index	25.02%	14.53%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,777,426	$ 70,777,426	$ 70,777,426
Holdings Count | Holding	67	67	67
Advisory Fees Paid, Amount		$ 1,313,952
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,777,426 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$1,313,952 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	32.4%
U.S. Government & Agencies	67.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust. As of January 1, 2025, the core beta component of the Fund has been changed from a Risk Parity to a U.S. Balanced Allocation strategy, which seeks to hold 50% U.S. equities and 50% U.S. bonds. The systematic macro alpha component of the Fund remains unchanged. The Fund has also been renamed Return Stacked® Balanced Allocation & Systematic Macro Fund. For more information, please visit https://rationalmf.com/funds/return-stacked-balanced-allocation-systematic-macro-fund-rdmax-rdmcx-rdmix/.

C000172994
Shareholder Report [Line Items]
Fund Name		Return Stacked Balanced Allocation & Systematic Macro Fund
Class Name		Class C
Trading Symbol		RDMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$310	2.97%

Expenses Paid, Amount		$ 310
Expense Ratio, Percent		2.97%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Return Stacked Balanced Allocation & Systematic Macro Fund	60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	MSCI ACWI Gross (USD)	S&P 500 Index
Sep-2016	$10,000	$10,000	$10,000	$10,000
Dec-2016	$9,716	$9,791	$10,130	$10,382
Dec-2017	$9,991	$11,500	$12,625	$12,649
Dec-2018	$9,139	$10,845	$11,497	$12,094
Dec-2019	$10,706	$12,900	$14,636	$15,903
Dec-2020	$10,669	$14,755	$17,098	$18,828
Dec-2021	$11,755	$16,091	$20,353	$24,233
Dec-2022	$11,284	$13,341	$16,697	$19,844
Dec-2023	$11,123	$15,445	$20,506	$25,061
Dec-2024	$12,104	$16,957	$24,200	$31,331

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	8.82%	2.48%	2.34%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	9.79%	5.62%	6.62%
MSCI ACWI Gross (USD)	18.01%	10.58%	11.30%
S&P 500 Index	25.02%	14.53%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,777,426	$ 70,777,426	$ 70,777,426
Holdings Count | Holding	67	67	67
Advisory Fees Paid, Amount		$ 1,313,952
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,777,426 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$1,313,952 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	32.4%
U.S. Government & Agencies	67.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust. As of January 1, 2025, the core beta component of the Fund has been changed from a Risk Parity to a U.S. Balanced Allocation strategy, which seeks to hold 50% U.S. equities and 50% U.S. bonds. The systematic macro alpha component of the Fund remains unchanged. The Fund has also been renamed Return Stacked® Balanced Allocation & Systematic Macro Fund. For more information, please visit https://rationalmf.com/funds/return-stacked-balanced-allocation-systematic-macro-fund-rdmax-rdmcx-rdmix/.

C000172995
Shareholder Report [Line Items]
Fund Name		Return Stacked Balanced Allocation & Systematic Macro Fund
Class Name		Institutional
Trading Symbol		RDMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]		This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-253-0412
Additional Information Website		https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$207	1.97%

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.97%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Return Stacked Balanced Allocation & Systematic Macro Fund	S&P 500 Index	MSCI ACWI Gross (USD)	60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$10,197	$10,138	$9,816	$9,784
Dec-2016	$9,924	$11,351	$10,649	$10,377
Dec-2017	$10,306	$13,829	$13,271	$12,189
Dec-2018	$9,518	$13,223	$12,086	$11,495
Dec-2019	$11,262	$17,386	$15,385	$13,672
Dec-2020	$11,335	$20,585	$17,973	$15,638
Dec-2021	$12,614	$26,494	$21,395	$17,054
Dec-2022	$12,228	$21,696	$17,552	$14,140
Dec-2023	$12,172	$27,399	$21,556	$16,370
Dec-2024	$13,380	$34,254	$25,439	$17,972

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Return Stacked Balanced Allocation & Systematic Macro Fund	9.93%	3.51%	2.95%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	9.79%	5.62%	6.04%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,777,426	$ 70,777,426	$ 70,777,426
Holdings Count | Holding	67	67	67
Advisory Fees Paid, Amount		$ 1,313,952
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,777,426 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$1,313,952 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	32.4%
U.S. Government & Agencies	67.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust. As of January 1, 2025, the core beta component of the Fund has been changed from a Risk Parity to a U.S. Balanced Allocation strategy, which seeks to hold 50% U.S. equities and 50% U.S. bonds. The systematic macro alpha component of the Fund remains unchanged. The Fund has also been renamed Return Stacked® Balanced Allocation & Systematic Macro Fund. For more information, please visit https://rationalmf.com/funds/return-stacked-balanced-allocation-systematic-macro-fund-rdmax-rdmcx-rdmix/.

C000252107
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class A
Trading Symbol	RNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of September 27, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$227	2.24%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (September 27, 2024)
Rational/RGN Hedged Equity
Without Load	2.64%
With Load	-2.25%
S&P 500® Index	2.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,185,070	$ 8,185,070	$ 8,185,070
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,185,070 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

C000252105
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class C
Trading Symbol	RNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of September 27, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	2.99%

Expenses Paid, Amount	$ 303
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (September 27, 2024)
Rational/RGN Hedged Equity	2.44%
S&P 500® Index	2.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,185,070	$ 8,185,070	$ 8,185,070
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,185,070 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

C000252106
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Institutional
Trading Symbol	RNEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of September 27, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$202	1.99%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (September 27, 2024)
Rational/RGN Hedged Equity	2.71%
S&P 500® Index	2.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,185,070	$ 8,185,070	$ 8,185,070
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,185,070 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$0 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%